Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Statements of Operations Data [Abstract]
Schedule of revenues from sales to unaffiliated customers
	Year ended December 31,
	2017	2016	2015

North America	$25,157	$19,167	$1,018
Europe	778	946	1,204
Asia (excluding Philippines)	374	355	576
Philippines	4,501	4,959	8,071
South America (excluding Brazil)	883	785	2,456
Brazil	1,783	2,496	3,487
Other (including Israel)	3,757	802	1,861

	$37,233	$29,510	$18,673

Schedule of property and equipment, net, by geographic areas
	Year ended December 31,
	2017	2016

Israel	$1,781	$1,422
Other	143	94

	$1,924	$1,516

Schedule of financial income (expenses), net
	Years ended December 31,
	2017	2016	2015

Financial Income:
Interest income	$572	$489	$229
Foreign currency exchange gain	215	424	36

	787	913	265

Financial expenses:
Bank charges	(58)	(23)	(23)
Foreign currency exchange loss	(340)	(74)	(675)

	(398)	(97)	(698)

	$389	$816	$(433)

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2017	2016	2015
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$2,901	$1,915	$(923)

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$2,901	$1,915	$(923)

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	12,039,176	10,406,897	8,572,681

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	312,390	372,650	-

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	12,351,566	10,779,547	8,572,681